Trade and Other Receivables (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2023
Trade and Other Receivables [Line Items]
Advances to contract	12 months
Minimum [Member]
Trade and Other Receivables [Line Items]
Payment terms	30 days	30 days
Maximum [Member]
Trade and Other Receivables [Line Items]
Payment terms	90 days	90 days